Concentration of Risk and Segment Information - Schedule of Customer Concentration by Risk Factor (Detail) (Sales Revenue [Member], Customer Concentration Risk [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A (Retailer) [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	15.00%	17.00%	15.00%	15.00%
Customer B (Distributor) [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%